DERIVATIVE CONTRACTS (Schedule of Fair Values of Derivatives Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets	$ 0.5	$ 0.4
Derivative contracts, current liabilities	0.4	1.0
Not designated as hedging instrument [Member] | Foreign exchange derivative contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets	0.1	0.4
Derivative contracts, current liabilities	0.1
Not designated as hedging instrument [Member] | Interest rate swap derivative contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets	0.4
Derivative contracts, current liabilities	$ 0.3	$ 1.0